CONVERTIBLE DEBT - Additional information (Details)					12 Months Ended
	Mar. 09, 2020 CNY (¥)	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Mar. 09, 2017 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 20, 2019 USD ($)
Debt Instrument [Line Items]
Term of convertible debt				1 year
Face amount of convertible debt		¥ 20,000,000.0		$ 3,000,000.0			$ 3,000,000.0
Changes in fair value of convertible debt					¥ 0	¥ 8,749,608
Repayment of a convertible debt						20,000,000
Accrued interest		2,700,000
Gain on extinguishment of a convertible debt		9,000,000.0	$ 1,300,000			¥ 8,986,048
Settlement amount of convertible debt		22,700,000					3,200,000
Carrying amount of convertible debt		¥ 31,800,000					$ 4,500,000
Interest paid	¥ 2,700,000
Series C-2 Preferred Shares
Debt Instrument [Line Items]
Number of shares issuable upon conversion (in shares) | $				116,640
Interest rate (as a percent)				5.00%
Conversion price (in dollars per share) | $ / shares				$ 25.72